UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ];                Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Maureen J. Crocker
Title:        Vice President
Phone:        (604) 685-4275

Signature, Place, and Date of Signing:

/s/ Maureen J. Crocker      Vancouver, British Columbia              May 9, 2000
----------------------      ---------------------------              -----------
[Signature]                 [City, State]                            [Date]

Report Type                (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  Mackenzie Financial
           Corporation solely with respect to securities held in Universal Select Managers Fund.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                ----------------------

Form 13F Information Table Entry Total:                 18
                                                -----------------------

Form 13F Information Table Value Total:            $101,498(thousands)
                                                -----------------------


List of Other Included Managers:

           NONE




                    PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


-------------------- --------- ---------- ------------ ----------------------------- ----------- -------- -------------------------
Column 1             Column 2  Column 3   Column 4                  Column 5           Column 6  Column 7 Column 8
-------------------- --------- ---------- ------------ ----------------------------- ----------- -------- --------------------------
-------------------- --------- ---------- ------------ ------------- --------- ----- ----------- -------- --------------------------

    Name of issuer    Title of    CUSIP      Value     Shrs or prn    SH/PRN    Put/  Investment Other     Voting authority
                        class              (x$1000)        amt                  Call  discretion managers
-------------------- --------- ---------- ------------ ------------- --------- ----- ----------- --------- -------------------------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------

                                                                                                           Sole     Shared  None
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Agrium Inc.           Common    008916108        309         39,000      SH                SOLE              39,000     0      0
                      Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Alliance Forest       Common    01859J108      7,579        648,000      SH                SOLE             648,000     0      0
Products              Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- -------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- -------
Allstate Corp.        Common    020002101      6,263        263,000      SH                SOLE             263,000     0      0
                      Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Bank of Montreal      Common    063671101      4,807        137,000      SH                SOLE             137,000     0      0
                      Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Brookfield Properties Common    112900105      1,205        103,000      SH               SOLE              103,000     0      0
Corp.                 Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Cameco Corporation    Common    13321L108      1,333        130,000      SH               SOLE              130,000     0      0
                      Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Companhia Paranaense  ADR       20441B407      1,845        217,000      SH               SOLE              217,000     0      0
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Crescent Real Estate  Common    225756105         56          3,200      SH               SOLE                3,200     0      0
Equities Co.          Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
De Beers Consolidated ADR       240253302      3,060        133,400      SH               SOLE              133,400     0      0
Mines
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Edperbrascan          Common    280905803     29,305      2,366,400      SH               SOLE            2,366,400     0      0
Corporation           Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
LTV Corp.             Common    501921100     16,751      4,702,700      SH               SOLE            4,702,700     0      0
                      Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Mattell Inc.          Common    577081102       365         35,000      SH                SOLE               35,000     0      0
                      Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Meteor Industries
Inc.                  Common    591475108        138         48,000      SH               SOLE               48,000     0      0
                      stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Old Republic          Common    680223104     17,326      1,260,100      SH               SOLE            1,260,100     0      0
International         Stock
Corporation
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Todd Shipyards Corp.  Common    889039103      5,158        665,500      SH              SOLE               665,500     0      0
                      Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- -------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- -------
Transcanda Pipelines, Common    893526103        366         50,000      SH              SOLE                50,000     0      0
Ltd.                  Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Unibanco Uniao de     GDR       90458E107      5,410        170,400      SH              SOLE               170,400     0      0
Bancos Brasileiros
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------
Zenith National       Common    989390109        222         10,000      SH              SOLE                10,000     0      0
Insurance Corp.       Stock
--------------------- --------- ---------- ------------ ------------- --------- ----- ---------- --------- -------- ------- --------